EV CLASSIC FLORIDA INSURED MUNICIPALS FUND
                   EV CLASSIC HAWAII MUNICIPALS FUND
                   EV CLASSIC KANSAS MUNICIPALS FUND
          (formerly EV Classic Florida Insured Tax Free Fund,
                  EV Classic Hawaii Tax Free Fund and
                   EV Classic Kansas Tax Free Fund)
              Supplement to Prospectus dated June 1, 1995

     1. The shareholders of each Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, each Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals." Also, the first sentence of the first paragraph under "How the Funds and the Portfolios Invest their Assets" is replaced with the following:

     Each Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

     2. Timothy T. Browse has acted as portfolio manager of the Florida Insured Portfolio since December 1, 1995. He has been a
Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton
Vance, he was a municipal bond trader at Fidelity Management &
Research Company (1987-1992).

December 15, 1995                                               C-6/1PS


              EV CLASSIC FLORIDA INSURED MUNICIPALS FUND
                   EV CLASSIC HAWAII MUNICIPALS FUND
                   EV CLASSIC KANSAS MUNICIPALS FUND
          (formerly EV Classic Florida Insured Tax Free Fund,
                  EV Classic Hawaii Tax Free Fund and
                   EV Classic Kansas Tax Free Fund)
          Supplement to Statement of Additional Information
                         dated August 1, 1995

     1. Effective immediately, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals."

     2. The following replaces the fourth paragraph under "Investment Restrictions":

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

December 15, 1995                                             C-6/1SAIS


              EV MARATHON FLORIDA INSURED MUNICIPALS FUND
                  EV MARATHON HAWAII MUNICIPALS FUND
                  EV MARATHON KANSAS MUNICIPALS FUND
         (formerly EV Marathon Florida Insured Tax Free Fund,
                 EV Marathon Hawaii Tax Free Fund and
                   EV Marathon Kansas Tax Free Fund)
              Supplement to Prospectus dated June 1, 1995

     1. The shareholders of each Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, each Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals." Also, the first sentence of the first paragraph under "How the Funds and the Portfolios Invest their Assets" is replaced with the following:

     Each Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

     2. Timothy T. Browse has acted as portfolio manager of the Florida Insured Portfolio since December 1, 1995. He has been a
Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton
Vance, he was a municipal bond trader at Fidelity Management &
Research Company (1987-1992).

December 15, 1995                                               M-6/1PS


              EV MARATHON FLORIDA INSURED MUNICIPALS FUND
                  EV MARATHON HAWAII MUNICIPALS FUND
                  EV MARATHON KANSAS MUNICIPALS FUND
         (formerly EV Marathon Florida Insured Tax Free Fund,
                 EV Marathon Hawaii Tax Free Fund and
                   EV Marathon Kansas Tax Free Fund)
          Supplement to Statement of Additional Information
                         dated August 1, 1995

     1. Effective immediately, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals."

     2. The following replaces the fourth paragraph under "Investment Restrictions":

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

December 15, 1995                                             M-6/1SAIS


            EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND
        (formerly EV Traditional Florida Insured Tax Free Fund)
              Supplement to Prospectus dated June 1, 1995

     1. The shareholders of the Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, the Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, the Fund and the Portfolio have changed their names to "EV Traditional Florida Insured Municipals Fund" and "Florida Insured Municipals Portfolio," respectively. Also, the first sentence of the first paragraph under "How the Fund and the Portfolio Invest their Assets" is replaced with the following:

     The Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

     2. Timothy T. Browse has acted as portfolio manager of the Florida Insured Portfolio since December 1, 1995. He has been a
Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton
Vance, he was a municipal bond trader at Fidelity Management &
Research Company (1987-1992).

December 15, 1995                                               T-IFLPS


            EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND
        (formerly EV Traditional Florida Insured Tax Free Fund)
          Supplement to Statement of Additional Information
                         dated August 1, 1995

     1. Effective immediately, the Fund and the Portfolio have changed their names to "EV Traditional Florida Insured Municipals
Fund" and "Florida Insured Municipals Portfolio," respectively.

     2. The following replaces the fourth paragraph under "Investment Restrictions":

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

December 15, 1995                                             T-IFLSAIS